Tesoro Logistics LP Tesoro Logistics LP, Ownership Interest (Details) - Business Acquisition, Acquiree	3 Months Ended	12 Months Ended
	Mar. 31, 2015 pipelines facility system	Dec. 31, 2014 terminals	Jun. 01, 2013 entities
Restructuring Cost and Reserve [Line Items]
Percentage ownership	36.00%	36.00%
Number of assets | entities			6
TLGP
Restructuring Cost and Reserve [Line Items]
Percentage ownership		2.00%
General Partner, Ownership Interest	2.00%	2.00%
Pipelines | TLLP
Restructuring Cost and Reserve [Line Items]
Number of assets | pipelines	1
Crude Oil Gathering System | TLLP
Restructuring Cost and Reserve [Line Items]
Number of assets | system	1
Fractionation Facility | TLLP
Restructuring Cost and Reserve [Line Items]
Number of assets	1
Common carrier products pipeline | TLLP
Restructuring Cost and Reserve [Line Items]
Number of assets | pipelines	1
Jet fuel pipeline | TLLP
Restructuring Cost and Reserve [Line Items]
Number of assets | pipelines	1
Petroleum Coke Handling and Storage Facility | TLLP
Restructuring Cost and Reserve [Line Items]
Number of assets	1
Rail Car Unloading Facility
Restructuring Cost and Reserve [Line Items]
Number of assets | terminals		1
Rail Car Unloading Facility | TLLP
Restructuring Cost and Reserve [Line Items]
Number of assets	1